   THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 10, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
       FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY, 14 2001.


                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [ x ]; Amendment Number:  1
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [ x ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Ruane, Cunniff & Co., Inc.
Address: 767 Fifth Avenue
         New York, New York 10153


Form 13F File Number: 28-154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mr. Joseph Quinones, Jr.
Title:   Chief Financial Officer
Phone:   (212) 832-5280

Signature, Place, and Date of Signing:

         /s/ Joseph Quinones, Jr.    New York, NY      02/14/2001
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            None

Form 13F Information Table Entry Total:       10

Form 13F Information Table Value Total:       $698,184
                                              [thousands]

CONFIDENTIAL TREATMENT REQUESTED: the information for which Ruane, Cunniff & Co., Inc. is requesting confidential treatment has been omitted and filed separately with the Commission.

List of Other Included Managers:              NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Chemed Corp                    COM              163596109     2966   103600 SH       SOLE                                     103600
Clayton Homes Inc              COM              184190106    16228  1766289 SH       SOLE                                    1766289
Commerce Bancorp Inc/NJ        COM              200519106     1208    29885 SH       SOLE                                      29885
Danaher Corp.                  COM              235851102      724    15000 SH       SOLE                                      15000
Dover Corp.                    COM              260003108   121961  2687846 SH       SOLE                  1026896           1660950
                                                             98164  2163400 SH       DEFINED               2163400
Expeditors Int'l of Wash. Inc. COM              302130109   420673  9601662 SH       SOLE                  2573346           7028316
MacDermid Inc                  COM              554273102    29849   726905 SH       SOLE                   243150            483755
                                                              5252   127900 SH       DEFINED                127900
Prepaid Legal Services Inc     COM              740065107     1159    48300 SH       SOLE                                      48300